SHARE-BASED COMPENSATION	12 Months Ended
Dec. 29, 2019
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION:

(a)	Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase from Treasury, common shares of the Company at a price of 90% of the then current share price as defined in the plans. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at December 29, 2019, 4,593,883 common shares remained authorized for future issuance under the plans. Included as compensation costs in selling, general and administrative expenses is $0.2 million (2018 - $0.2 million) relating to the employee share purchase plans.

(b)	Stock options and restricted share units:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options and restricted share units. The LTIP allows the Board of Directors to grant stock options, dilutive restricted share units ("Treasury RSUs") and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 12,000,632. As at December 29, 2019, 1,505,829 common shares remained authorized for future issuance under this plan.
The exercise price payable for each common share covered by a stock option is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Stock options granted since fiscal 2007 vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date, with limited exceptions.

Holders of Treasury RSUs, non-Treasury RSUs and deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:
	Number	Weighted exercise price (CA$)

Stock options outstanding, December 31, 2017	2,263	$32.94
Changes in outstanding stock options:
Exercised	(110)	19.98
Forfeited	(160)	33.58
Stock options outstanding, December 30, 2018	1,993	33.60
Changes in outstanding stock options:
Exercised	(443)	26.45
Stock options outstanding, December 29, 2019	1,550	$35.65

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, December 31, 2017	759	$29.01
Changes in outstanding stock options:
Forfeited in fiscal 2018	(90)	29.01
Stock options outstanding, December 30, 2018 and December 29, 2019	669	$29.01

As at December 29, 2019, 822,394 outstanding options issued in Canadian dollars to be exercised on the TSX were exercisable at the weighted average exercise price of CA$34.02 (December 30, 2018 - 915,628 options at CA$30.22), and 167,224 outstanding options issued in U.S. dollars and to be exercised on the NYSE, were exercisable at the weighted average exercise price of US$29.01 (December 30, 2018 - nil options). For stock options exercised during fiscal 2019, the weighted average share price at the date of exercise was CA$47.24 (2018 - CA$39.79). There were no options granted during fiscal 2019 or 2018.

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2019:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$24.22	87	1	87
CA$30.46	126	2	126
CA$33.01	543	4	226
CA$38.01	511	3	384
CA$42.27	283	6	—
	1,550		823
US$29.01	669	5	167
	2,219		990

A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a five-year vesting period. The vesting of at least 50% of each Treasury RSU grant is contingent on the achievement of performance conditions that are based on the Company’s average return on assets performance for the period as compared to the S&P/TSX Capped Consumer Discretionary Index, excluding income trusts.

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 31, 2017	102	$30.46
Changes in outstanding Treasury RSUs:
Granted	20	30.10
Granted for dividends declared	2	29.94
Forfeited	(18)	27.93
Treasury RSUs outstanding, December 30, 2018	106	30.82
Changes in outstanding Treasury RSUs:
Granted	18	31.51
Granted for dividends declared	1	34.14
Settled through the issuance of common shares	(11)	25.97
Treasury RSUs outstanding, December 29, 2019	114	$31.42

As at December 29, 2019 and December 30, 2018, none of the outstanding Treasury RSUs were vested.

The compensation expense included in operating income for fiscal 2019 was $2.6 million (2018 - $2.9 million) in respect of the stock options and $0.6 million (2018 - $0.5 million) in respect of Treasury RSUs, and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 31, 2017	1,200	$27.79
Changes in outstanding non-Treasury RSUs:
Granted	573	29.82
Granted for additional performance conditions	109	28.46
Granted for dividends declared	24	29.81
Settled - common shares	(226)	28.47
Settled - payment of withholding taxes	(151)	28.47
Forfeited	(155)	27.99
Non-Treasury RSUs outstanding, December 30, 2018	1,374	28.52
Changes in outstanding non-Treasury RSUs:
Granted	509	34.89
Granted for additional performance conditions	93	25.57
Granted for dividends declared	26	29.21
Settled - common shares	(256)	25.59
Settled - payment of withholding taxes	(170)	25.59
Forfeited	(154)	29.24
Non-Treasury RSUs outstanding, December 29, 2019	1,422	$31.42

Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis. 100% of the non-Treasury RSUs awarded to executive officers have vesting conditions that are dependent upon the financial performance of the Company relative to a benchmark group of Canadian publicly listed companies, or strategic performance objectives, which are set based on the Company’s long-term strategic plan. In addition, up to two times the actual number of non-Treasury RSUs awarded can vest if exceptional financial performance is achieved. As at December 29, 2019 and December 30, 2018, none of the outstanding non-Treasury RSUs were vested.

The compensation expense included in operating income, in respect of the non-Treasury RSUs, for fiscal 2019 was $12.9 million (2018 - $16.4 million), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital.

15. SHARE-BASED COMPENSATION (continued):

(c) Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at December 29, 2019, there were 234,827 (December 30, 2018 - 274,794) DSUs outstanding at a value of $6.9 million (December 30, 2018 - $8.3 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $29.55 (December 30, 2018 - $30.24). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2019 was $1.8 million (2018 - $1.7 million).

Changes in outstanding DSUs were as follows:

	2019	2018

DSUs outstanding, beginning of fiscal year	275	293
Granted	48	54
Granted for dividends declared	3	4
Redeemed	(91)	(76)
DSUs outstanding, end of fiscal year	235	275